UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Indian Creek Asset Management LLC
Address:          1170 Kane Concourse
                  Suite 301
                  Bay Harbor Islands, FL 33154


Form 13F File Number: 028-12137

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Gary Siegler
Title:            Authorized Signatory
Phone:            (212) 957-1000

Signature, Place, and Date of Signing:

    /s/ Gary Siegler         New York, New York        May 15, 2009
   -----------------         ------------------        ------------
      [Signature]              [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     13

Form 13F Information Table Value Total:     $15,520 (thousands)


List of Other Included Managers:

   None.

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                                                        FORM 13F INFORMATION TABLE
                                                                                                                SEC USE ONLY
For Quarter Ended: 3/31/09                      Name of Reporting Manager:  Indian Creek Asset Management LLC

Item 1:                          Item 2 :       Item 3:   Item 4:            Item 5:         Item 6:   Item 7:        Item 8:
Name of Issuer                Title of Class     CUSIP    Market     Share/Prn Share/ Put/  Investment  Other     Voting Authority
                                                          Value        Amount  Prn    Call  Discretion Managers
                                                       (USD)(X$1000)
                                                                                                                Sole    Shared  None
AES CORP.                        COM             00130H105  3,108       535,000  SH            Sole               535,000
COACHMEN IND INC                 COM             189873102     55        84,530  SH            Sole                84,530
40 / 86 STRATEGIC INCOME FD      SH BEN INT      349739102    240        38,800  SH            Sole                38,800
CREDIT SUISSE ASSET MGMT INC     COM             224916106    546       240,500  SH            Sole               240,500
ECHOSTAR CORPORATION             COM             278768106  2,669       180,000  SH            Sole               180,000
EXTERRAN HOLDINGS, INC.          COM             30225X103  1,602       100,000  SH            Sole               100,000
EXTERRAN PARTNERS L.P.           COM             30225N105    357        30,030  SH            Sole                30,030
INNOSPEC CORPORTAION             COM             45768S105    679       180,000  SH            Sole               180,000
KKR FINANCIAL HLDGS LLC          COM             48248A306  2,640     3,000,000  SH            Sole             3,000,000
MF GLOBAL LTD                    SHS             G60642108  3,511       830,000  SH            Sole               830,000
MIRANT CORPORATION               COM             60467R100    912        80,000  SH            Sole                80,000
SPIRIT AEROSYSTEMS  HOLDINGS INC COM             848574109  1,795       180,000  SH            Sole               180,000
WESTERN ASSET HIGH INCM OPP      COM             95766K109    514       123,529  SH            Sole               123,529

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